RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties				$ 7,395	¥ 51,590
Service provided by the related parties	¥ 47,054	¥ 1,391	¥ 13,030
58.com
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties					¥ 51,590
Service provided by the related parties	¥ 47,054
Baidu
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties		¥ 1,391	780
Baogu
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties			10,747
Xiao Qing
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties			¥ 1,503